Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Changes In Accumulated Other Comprehensive Income By Components
The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $82,095, $53,761 and $26,299, for the years ended December 31, 2024, 2023 and 2022, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) with respect to pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of December 31, 2021	$50,570	$(99,181)	$(49,246)	$(97,857)
Other comprehensive income (loss) before reclassifications	(138,485)	127,673	(15,743)	(26,555)
Amount reclassified from accumulated other comprehensive income (loss)	51,481	2,656	(1,283)	52,854
Net current-period other comprehensive income (loss)	(87,004)	130,329	(17,026)	26,299
Balance as of December 31, 2022	$(36,434)	$31,148	$(66,272)	$(71,558)
Other comprehensive income (loss) before reclassifications	(112,641)	88,686	4,441	(19,514)
Amount reclassified from accumulated other comprehensive income (loss)	97,444	(24,169)	—	73,275
Net current-period other comprehensive income (loss)	(15,197)	64,517	4,441	53,761
Balance as of December 31, 2023	$(51,631)	$95,665	$(61,831)	$(17,797)
Other comprehensive income (loss) before reclassifications	42,653	75,218	(17,951)	99,920
Amount reclassified from accumulated other comprehensive income (loss)	25,246	(43,071)	—	(17,825)
Net current-period other comprehensive income (loss)	67,899	32,147	(17,951)	82,095
Balance as of December 31, 2024	$16,268	$127,812	$(79,782)	$64,298

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2%-17%
Instruments, machinery and equipment	7%-32%
Office furniture and other	7%-12%
Motor vehicles and airplanes	14%-18%	(Mainly 15%)
(*) Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.
Income Statement Impact of Cumulative Catch-Up Adjustments
The aggregate cumulative catch-up adjustment in EAC estimates on significant contracts had the following favorable/ (unfavorable) impact on the Company's operating results:

The Company's operating results included cumulative catch-up adjustment in EAC resulting from changes in performance cost estimates to decrease of approximately $78,800 (1.52% of cost of revenues), a decrease of $51,000 (1.14% of cost of revenues) and a decrease of $38,000 (0.92% of cost of revenue) for the years ended December 31, 2024, 2023 and 2022, respectively. These adjustments changed the Company's net income by approximately $69,800 (decrease of $1.56 per diluted share), $44,700 (decrease of $1.00 per diluted share) and $32,700 (decrease of $0.73 per diluted share) for the years ended December 31, 2024, 2023 and 2022, respectively.

Schedule of Disaggregation of Revenue
Disaggregation of revenue:
Revenue by products and services was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Revenue from sale of products	$6,222,939	$5,412,455	$5,105,921
Service revenue	604,932	562,289	405,628
	$6,827,871	$5,974,744	$5,511,549
Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

S.    REVENUE RECOGNITION (Cont.)

Revenue by transfer type was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Over time	$4,119,580	$3,987,097	$3,478,768
Point in time	2,708,291	1,987,647	2,032,781
	$6,827,871	$5,974,744	$5,511,549

Revenue by customers was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Israel Government Authorities (1,2)	$1,755,695	$1,000,541
US Government (2)	1,022,277	1,018,811
Other Governments	3,496,079	3,457,021
Commercial sales and other	553,820	498,371
	$6,827,871	$5,974,744
(1) Including U.S. Foreign Military Financing sales
(2) Including indirect sales

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2024	2023
Balance, at January 1	$88,475	$93,150
Warranties issued during the year	18,942	32,038
Reduction due to expired warranties or claims during the year	(25,594)	(38,940)
Additions resulting from acquisitions	—	2,227
Reduction due to deconsolidation of a subsidiary	(382)	—
Balance, at December 31	$81,441	$88,475

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

Fair value measurement at December 31, 2024 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Available-for-sale marketable securities:
Foreign currency derivatives	$—	$106,932	$—
Premises evacuation building input index receivable	—	—	22,587
Investments elected to be accounted for using the fair value method	—	—	24,862
Liabilities
Contingent purchase obligation (*)	—	—	(20,564)
Foreign currency derivatives	—	(23,741)	—
Cross-currency interest rate swap	—	(29,202)	—
Total	$—	$53,989	$26,885

(*) for the main change during the year please refer to Note 1(D)(5).

Fair value measurement at December 31, 2023 using:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives	$—	$50,348	$—
Premises evacuation building input index receivable	—	—	55,747
Investments elected to be accounted for using the fair value method	—	—	55,098
Liabilities
Contingent purchase obligation	—	—	(40,460)
Foreign currency derivatives	—	(81,254)	—
Cross-currency interest rate swap	—	(35,159)	—
Total	$—	$(66,065)	$70,385

Schedule of Supplier Finance Program	As of December 31, 2024 the amount of supplier finance obligation was as follows:

December 31, 2024
Opening balance	$149,000
Additions (new agreements)	143,897
Payments	(51,128)
Ending balance	$241,769